Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	CATHETER PRECISION, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-3661826
Entity Address, Address Line One	1670 Highway 160 West, Suite 205
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29708
City Area Code	973
Local Phone Number	691-2000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission acting pursuant to said Section 8(a) may determine.
Entity Central Index Key	0001716621
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	true